S000015790 [Member] Investment Objectives and Goals - BOND INDEX FUND	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	BOND INDEX FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results approximating the overall performance of the securities included in the Bloomberg U.S. Aggregate Bond Index (the “Index”).